Average Annual Total Returns	Delaware Ivy California Municipal High Income Fund Bloomberg Municipal Bond Index 1 year	Delaware Ivy California Municipal High Income Fund Bloomberg Municipal Bond Index 5 years	Delaware Ivy California Municipal High Income Fund Bloomberg Municipal Bond Index Lifetime	Delaware Ivy California Municipal High Income Fund Bloomberg Municipal Bond Index Inception Date	Delaware Ivy California Municipal High Income Fund Class A 1 year	Delaware Ivy California Municipal High Income Fund Class A 5 years	Delaware Ivy California Municipal High Income Fund Class A Lifetime	Delaware Ivy California Municipal High Income Fund Class A Inception Date	Delaware Ivy California Municipal High Income Fund Class A After Taxes on Distributions 1 year	Delaware Ivy California Municipal High Income Fund Class A After Taxes on Distributions 5 years	Delaware Ivy California Municipal High Income Fund Class A After Taxes on Distributions Lifetime	Delaware Ivy California Municipal High Income Fund Class A After Taxes on Distributions Inception Date	Delaware Ivy California Municipal High Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy California Municipal High Income Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy California Municipal High Income Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Ivy California Municipal High Income Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Ivy California Municipal High Income Fund Class C 1 year	Delaware Ivy California Municipal High Income Fund Class C 5 years	Delaware Ivy California Municipal High Income Fund Class C Lifetime	Delaware Ivy California Municipal High Income Fund Class C Inception Date	Delaware Ivy California Municipal High Income Fund Class I 1 year	Delaware Ivy California Municipal High Income Fund Class I 5 years	Delaware Ivy California Municipal High Income Fund Class I Lifetime	Delaware Ivy California Municipal High Income Fund Class I Inception Date	Delaware Ivy California Municipal High Income Fund Class Y 1 year	Delaware Ivy California Municipal High Income Fund Class Y 5 years	Delaware Ivy California Municipal High Income Fund Class Y Lifetime	Delaware Ivy California Municipal High Income Fund Class Y Inception Date	Delaware Ivy Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 1 year	Delaware Ivy Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 5 years	Delaware Ivy Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 10 years or lifetime	Delaware Ivy Corporate Bond Fund Class A 1 year	Delaware Ivy Corporate Bond Fund Class A 5 years	Delaware Ivy Corporate Bond Fund Class A 10 years or lifetime	Delaware Ivy Corporate Bond Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Corporate Bond Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Corporate Bond Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Ivy Corporate Bond Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Corporate Bond Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Corporate Bond Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Ivy Corporate Bond Fund Class C 1 year	Delaware Ivy Corporate Bond Fund Class C 5 years	Delaware Ivy Corporate Bond Fund Class C 10 years or lifetime	Delaware Ivy Corporate Bond Fund Class I 1 year	Delaware Ivy Corporate Bond Fund Class I 5 years	Delaware Ivy Corporate Bond Fund Class I 10 years or lifetime	Delaware Ivy Corporate Bond Fund Class Y 1 year	Delaware Ivy Corporate Bond Fund Class Y 5 years	Delaware Ivy Corporate Bond Fund Class Y Lifetime	Delaware Ivy Corporate Bond Fund Class Y Inception Date	Delaware Ivy Crossover Credit Fund Bloomberg US Corporate Investment Grade Index 1 year	Delaware Ivy Crossover Credit Fund Bloomberg US Corporate Investment Grade Index 5 years	Delaware Ivy Crossover Credit Fund Bloomberg US Corporate Investment Grade Index Lifetime	Delaware Ivy Crossover Credit Fund Bloomberg US Corporate Investment Grade Index Inception Date	Delaware Ivy Crossover Credit Fund Class A 1 year	Delaware Ivy Crossover Credit Fund Class A 5 years	Delaware Ivy Crossover Credit Fund Class A Lifetime	Delaware Ivy Crossover Credit Fund Class A Inception Date	Delaware Ivy Crossover Credit Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Crossover Credit Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Crossover Credit Fund Class A After Taxes on Distributions Lifetime	Delaware Ivy Crossover Credit Fund Class A After Taxes on Distributions Inception Date	Delaware Ivy Crossover Credit Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Crossover Credit Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Crossover Credit Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Ivy Crossover Credit Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Ivy Crossover Credit Fund Class I 1 year	Delaware Ivy Crossover Credit Fund Class I 5 years	Delaware Ivy Crossover Credit Fund Class I Lifetime	Delaware Ivy Crossover Credit Fund Class I Inception Date	Delaware Ivy Crossover Credit Fund Class Y 1 year	Delaware Ivy Crossover Credit Fund Class Y 5 years	Delaware Ivy Crossover Credit Fund Class Y Lifetime	Delaware Ivy Crossover Credit Fund Class Y Inception Date	Delaware Ivy Emerging Markets Local Currency Debt Fund JP Morgan GBI-EM Global Diversified Index 1 year	Delaware Ivy Emerging Markets Local Currency Debt Fund JP Morgan GBI-EM Global Diversified Index 5 years	Delaware Ivy Emerging Markets Local Currency Debt Fund JP Morgan GBI-EM Global Diversified Index Lifetime	Delaware Ivy Emerging Markets Local Currency Debt Fund JP Morgan GBI-EM Global Diversified Index Inception Date	Delaware Ivy Emerging Markets Local Currency Debt Fund Class A 1 year	Delaware Ivy Emerging Markets Local Currency Debt Fund Class A 5 years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class A Lifetime	Delaware Ivy Emerging Markets Local Currency Debt Fund Class A Inception Date	Delaware Ivy Emerging Markets Local Currency Debt Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Emerging Markets Local Currency Debt Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class A After Taxes on Distributions Lifetime	Delaware Ivy Emerging Markets Local Currency Debt Fund Class A After Taxes on Distributions Inception Date	Delaware Ivy Emerging Markets Local Currency Debt Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Emerging Markets Local Currency Debt Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Ivy Emerging Markets Local Currency Debt Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Ivy Emerging Markets Local Currency Debt Fund Class C 1 year	Delaware Ivy Emerging Markets Local Currency Debt Fund Class C 5 years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class C Lifetime	Delaware Ivy Emerging Markets Local Currency Debt Fund Class C Inception Date	Delaware Ivy Emerging Markets Local Currency Debt Fund Class I 1 year	Delaware Ivy Emerging Markets Local Currency Debt Fund Class I 5 years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class I Lifetime	Delaware Ivy Emerging Markets Local Currency Debt Fund Class I Inception Date	Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 1 year	Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 5 years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 Lifetime	Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6 Inception Date	Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y 1 year	Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y 5 years	Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y Lifetime	Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y Inception Date	Delaware Ivy Government Securities Fund Bloomberg US Government/Mortgage-Backed Securities Index 1 year	Delaware Ivy Government Securities Fund Bloomberg US Government/Mortgage-Backed Securities Index 5 years	Delaware Ivy Government Securities Fund Bloomberg US Government/Mortgage-Backed Securities Index 10 years or lifetime	Delaware Ivy Government Securities Fund Class A 1 year	Delaware Ivy Government Securities Fund Class A 5 years	Delaware Ivy Government Securities Fund Class A 10 years or lifetime	Delaware Ivy Government Securities Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Government Securities Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Government Securities Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Ivy Government Securities Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Government Securities Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Government Securities Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Ivy Government Securities Fund Class C 1 year	Delaware Ivy Government Securities Fund Class C 5 years	Delaware Ivy Government Securities Fund Class C 10 years or lifetime	Delaware Ivy Government Securities Fund Class I 1 year	Delaware Ivy Government Securities Fund Class I 5 years	Delaware Ivy Government Securities Fund Class I 10 years or lifetime	Delaware Ivy Government Securities Fund Class R6 1 year	Delaware Ivy Government Securities Fund Class R6 5 years	Delaware Ivy Government Securities Fund Class R6 Lifetime	Delaware Ivy Government Securities Fund Class R6 Inception Date	Delaware Ivy High Yield Fund ICE BofA US High Yield Constrained Index 1 year	Delaware Ivy High Yield Fund ICE BofA US High Yield Constrained Index 5 years	Delaware Ivy High Yield Fund ICE BofA US High Yield Constrained Index Lifetime	Delaware Ivy High Yield Fund ICE BofA US High Yield Constrained Index Inception Date	Delaware Ivy High Yield Fund Class A 1 year	Delaware Ivy High Yield Fund Class A 5 years	Delaware Ivy High Yield Fund Class A Lifetime	Delaware Ivy High Yield Fund Class A Inception Date	Delaware Ivy High Yield Fund Class A After Taxes on Distributions 1 year	Delaware Ivy High Yield Fund Class A After Taxes on Distributions 5 years	Delaware Ivy High Yield Fund Class A After Taxes on Distributions Lifetime	Delaware Ivy High Yield Fund Class A After Taxes on Distributions Inception Date	Delaware Ivy High Yield Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy High Yield Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy High Yield Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Ivy High Yield Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Ivy High Yield Fund Class I 1 year	Delaware Ivy High Yield Fund Class I 5 years	Delaware Ivy High Yield Fund Class I Lifetime	Delaware Ivy High Yield Fund Class I Inception Date	Delaware Ivy High Yield Fund Class R6 1 year	Delaware Ivy High Yield Fund Class R6 5 years	Delaware Ivy High Yield Fund Class R6 Lifetime	Delaware Ivy High Yield Fund Class R6 Inception Date	Delaware Ivy International Small Cap Fund MSCI ACWI ex USA Small Cap Index (net) 1 year	Delaware Ivy International Small Cap Fund MSCI ACWI ex USA Small Cap Index (net) 5 years	Delaware Ivy International Small Cap Fund MSCI ACWI ex USA Small Cap Index (net) Lifetime	Delaware Ivy International Small Cap Fund MSCI ACWI ex USA Small Cap Index (net) Inception Date	Delaware Ivy International Small Cap Fund Class A 1 year	Delaware Ivy International Small Cap Fund Class A 5 years	Delaware Ivy International Small Cap Fund Class A Lifetime	Delaware Ivy International Small Cap Fund Class A Inception Date	Delaware Ivy International Small Cap Fund Class A After Taxes on Distributions 1 year	Delaware Ivy International Small Cap Fund Class A After Taxes on Distributions 5 years	Delaware Ivy International Small Cap Fund Class A After Taxes on Distributions Lifetime	Delaware Ivy International Small Cap Fund Class A After Taxes on Distributions Inception Date	Delaware Ivy International Small Cap Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy International Small Cap Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy International Small Cap Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Ivy International Small Cap Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Ivy International Small Cap Fund Class C 1 year	Delaware Ivy International Small Cap Fund Class C 5 years	Delaware Ivy International Small Cap Fund Class C Lifetime	Delaware Ivy International Small Cap Fund Class C Inception Date	Delaware Ivy International Small Cap Fund Class I 1 year	Delaware Ivy International Small Cap Fund Class I 5 years	Delaware Ivy International Small Cap Fund Class I Lifetime	Delaware Ivy International Small Cap Fund Class I Inception Date	Delaware Ivy International Small Cap Fund Class R6 1 year	Delaware Ivy International Small Cap Fund Class R6 5 years	Delaware Ivy International Small Cap Fund Class R6 Lifetime	Delaware Ivy International Small Cap Fund Class R6 Inception Date	Delaware Ivy International Small Cap Fund Class Y 1 year	Delaware Ivy International Small Cap Fund Class Y 5 years	Delaware Ivy International Small Cap Fund Class Y Lifetime	Delaware Ivy International Small Cap Fund Class Y Inception Date	Delaware Ivy Multi-Asset Income Fund 50% MSCI ACWI (All Country World Index) (net) + 50% ICE BofA US High Yield Index 1 year	Delaware Ivy Multi-Asset Income Fund 50% MSCI ACWI (All Country World Index) (net) + 50% ICE BofA US High Yield Index 5 years	Delaware Ivy Multi-Asset Income Fund 50% MSCI ACWI (All Country World Index) (net) + 50% ICE BofA US High Yield Index Lifetime	Delaware Ivy Multi-Asset Income Fund 50% MSCI ACWI (All Country World Index) (net) + 50% ICE BofA US High Yield Index Inception Date	Delaware Ivy Multi-Asset Income Fund MSCI ACWI (All Country World Index) (net) 1 year	Delaware Ivy Multi-Asset Income Fund MSCI ACWI (All Country World Index) (net) 5 years	Delaware Ivy Multi-Asset Income Fund MSCI ACWI (All Country World Index) (net) Lifetime	Delaware Ivy Multi-Asset Income Fund MSCI ACWI (All Country World Index) (net) Inception Date	Delaware Ivy Multi-Asset Income Fund ICE BofA US High Yield Index 1 year	Delaware Ivy Multi-Asset Income Fund ICE BofA US High Yield Index 5 years	Delaware Ivy Multi-Asset Income Fund ICE BofA US High Yield Index Lifetime	Delaware Ivy Multi-Asset Income Fund ICE BofA US High Yield Index Inception Date	Delaware Ivy Multi-Asset Income Fund Class A 1 year	Delaware Ivy Multi-Asset Income Fund Class A 5 years	Delaware Ivy Multi-Asset Income Fund Class A Lifetime	Delaware Ivy Multi-Asset Income Fund Class A Inception Date	Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions Lifetime	Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions Inception Date	Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Ivy Multi-Asset Income Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Ivy Multi-Asset Income Fund Class C 1 year	Delaware Ivy Multi-Asset Income Fund Class C 5 years	Delaware Ivy Multi-Asset Income Fund Class C Lifetime	Delaware Ivy Multi-Asset Income Fund Class C Inception Date	Delaware Ivy Multi-Asset Income Fund Class I 1 year	Delaware Ivy Multi-Asset Income Fund Class I 5 years	Delaware Ivy Multi-Asset Income Fund Class I Lifetime	Delaware Ivy Multi-Asset Income Fund Class I Inception Date	Delaware Ivy Multi-Asset Income Fund Class R6 1 year	Delaware Ivy Multi-Asset Income Fund Class R6 5 years	Delaware Ivy Multi-Asset Income Fund Class R6 Lifetime	Delaware Ivy Multi-Asset Income Fund Class R6 Inception Date	Delaware Ivy Multi-Asset Income Fund Class Y 1 year	Delaware Ivy Multi-Asset Income Fund Class Y 5 years	Delaware Ivy Multi-Asset Income Fund Class Y Lifetime	Delaware Ivy Multi-Asset Income Fund Class Y Inception Date	Delaware Ivy Strategic Income Fund Bloomberg US Aggregate Index 1 year	Delaware Ivy Strategic Income Fund Bloomberg US Aggregate Index 5 years	Delaware Ivy Strategic Income Fund Bloomberg US Aggregate Index Lifetime	Delaware Ivy Strategic Income Fund Bloomberg US Aggregate Index Inception Date	Delaware Ivy Strategic Income Fund Class A 1 year	Delaware Ivy Strategic Income Fund Class A 5 years	Delaware Ivy Strategic Income Fund Class A Lifetime	Delaware Ivy Strategic Income Fund Class A Inception Date	Delaware Ivy Strategic Income Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Strategic Income Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Strategic Income Fund Class A After Taxes on Distributions Lifetime	Delaware Ivy Strategic Income Fund Class A After Taxes on Distributions Inception Date	Delaware Ivy Strategic Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Strategic Income Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Strategic Income Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Ivy Strategic Income Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Ivy Strategic Income Fund Class C 1 year	Delaware Ivy Strategic Income Fund Class C 5 years	Delaware Ivy Strategic Income Fund Class C Lifetime	Delaware Ivy Strategic Income Fund Class C Inception Date	Delaware Ivy Strategic Income Fund Class I 1 year	Delaware Ivy Strategic Income Fund Class I 5 years	Delaware Ivy Strategic Income Fund Class I Lifetime	Delaware Ivy Strategic Income Fund Class I Inception Date	Delaware Ivy Strategic Income Fund Class R6 1 year	Delaware Ivy Strategic Income Fund Class R6 5 years	Delaware Ivy Strategic Income Fund Class R6 Lifetime	Delaware Ivy Strategic Income Fund Class R6 Inception Date	Delaware Ivy Strategic Income Fund Class Y 1 year	Delaware Ivy Strategic Income Fund Class Y 5 years	Delaware Ivy Strategic Income Fund Class Y Lifetime	Delaware Ivy Strategic Income Fund Class Y Inception Date	Delaware Ivy Total Return Bond Fund Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD 1 year	Delaware Ivy Total Return Bond Fund Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD 5 years	Delaware Ivy Total Return Bond Fund Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD Lifetime	Delaware Ivy Total Return Bond Fund Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD Inception Date	Delaware Ivy Total Return Bond Fund Class A 1 year	Delaware Ivy Total Return Bond Fund Class A 5 years	Delaware Ivy Total Return Bond Fund Class A Lifetime	Delaware Ivy Total Return Bond Fund Class A Inception Date	Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions 1 year	Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions 5 years	Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions Lifetime	Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions Inception Date	Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Ivy Total Return Bond Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Ivy Total Return Bond Fund Class C 1 year	Delaware Ivy Total Return Bond Fund Class C 5 years	Delaware Ivy Total Return Bond Fund Class C Lifetime	Delaware Ivy Total Return Bond Fund Class C Inception Date	Delaware Ivy Total Return Bond Fund Class I 1 year	Delaware Ivy Total Return Bond Fund Class I 5 years	Delaware Ivy Total Return Bond Fund Class I Lifetime	Delaware Ivy Total Return Bond Fund Class I Inception Date	Delaware Ivy Total Return Bond Fund Class R6 1 year	Delaware Ivy Total Return Bond Fund Class R6 5 years	Delaware Ivy Total Return Bond Fund Class R6 Lifetime	Delaware Ivy Total Return Bond Fund Class R6 Inception Date	Delaware Sustainable Equity Income Fund Russell 1000 Value Index 1 year	Delaware Sustainable Equity Income Fund Russell 1000 Value Index 5 years	Delaware Sustainable Equity Income Fund Russell 1000 Value Index Lifetime	Delaware Sustainable Equity Income Fund Russell 1000 Value Index Inception Date	Delaware Sustainable Equity Income Fund S&P 500 Dividend Aristocrats Total Return Index 1 year	Delaware Sustainable Equity Income Fund S&P 500 Dividend Aristocrats Total Return Index 5 years	Delaware Sustainable Equity Income Fund S&P 500 Dividend Aristocrats Total Return Index Lifetime	Delaware Sustainable Equity Income Fund S&P 500 Dividend Aristocrats Total Return Index Inception Date	Delaware Sustainable Equity Income Fund Class A 1 year	Delaware Sustainable Equity Income Fund Class A 5 years	Delaware Sustainable Equity Income Fund Class A Lifetime	Delaware Sustainable Equity Income Fund Class A Inception Date	Delaware Sustainable Equity Income Fund Class A After Taxes on Distributions 1 year	Delaware Sustainable Equity Income Fund Class A After Taxes on Distributions 5 years	Delaware Sustainable Equity Income Fund Class A After Taxes on Distributions Lifetime	Delaware Sustainable Equity Income Fund Class A After Taxes on Distributions Inception Date	Delaware Sustainable Equity Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Sustainable Equity Income Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Sustainable Equity Income Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Sustainable Equity Income Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Sustainable Equity Income Fund Class I 1 year	Delaware Sustainable Equity Income Fund Class I 5 years	Delaware Sustainable Equity Income Fund Class I Lifetime	Delaware Sustainable Equity Income Fund Class I Inception Date	Delaware Sustainable Equity Income Fund Class R6 1 year	Delaware Sustainable Equity Income Fund Class R6 5 years	Delaware Sustainable Equity Income Fund Class R6 Lifetime	Delaware Sustainable Equity Income Fund Class R6 Inception Date	Delaware Sustainable Equity Income Fund Class R 1 year	Delaware Sustainable Equity Income Fund Class R 5 years	Delaware Sustainable Equity Income Fund Class R Lifetime	Delaware Sustainable Equity Income Fund Class R Inception Date
Total	(8.53%)	1.25%	1.27%	Oct. 03, 2016	(15.68%)	(0.59%)	0.41%	Oct. 03, 2016	(15.75%)	(0.66%)	0.34%	Oct. 03, 2016	(8.23%)	0.13%	0.89%	Oct. 03, 2016	(13.44%)	(0.64%)	0.24%	Oct. 03, 2016	(11.53%)	0.47%	1.29%	Oct. 03, 2016	(11.73%)	0.27%	1.09%	Oct. 03, 2016	(15.76%)	0.45%	1.96%	(20.66%)	(1.23%)	0.28%	(21.41%)	(2.63%)	(1.08%)	(12.21%)	(1.34%)	(0.29%)	(18.50%)	(1.01%)	0.12%	(16.61%)	0.25%	1.16%	(16.69%)	0.01%	none	Oct. 16, 2017	(15.76%)	0.45%	1.22%	Apr. 03, 2017	(21.30%)	(0.38%)	0.42%	Apr. 03, 2017	(22.16%)	(2.19%)	(1.38%)	Apr. 03, 2017	(12.59%)	(0.87%)	(0.29%)	Apr. 03, 2017	(17.34%)	1.06%	1.72%	Apr. 03, 2017	(17.54%)	0.81%	(1.47%)	Apr. 03, 2017	(11.69%)	(2.51%)	(1.59%)	Apr. 30, 2014	(16.70%)	(5.26%)	(3.40%)	Apr. 30, 2014	(16.70%)	(5.36%)	(3.67%)	Apr. 30, 2014	(9.89%)	(3.94%)	(2.60%)	Apr. 30, 2014	(14.35%)	(4.71%)	(3.38%)	Apr. 30, 2014	(12.47%)	(3.72%)	(2.39%)	Apr. 30, 2014	(12.37%)	(3.72%)	(1.66%)	Jan. 30, 2015	(12.78%)	(4.10%)	(2.73%)	Apr. 30, 2014	(12.12%)	(0.24%)	0.67%	(16.45%)	(1.84%)	(0.90%)	(16.88%)	(2.36%)	(1.48%)	(9.73%)	(1.58%)	(0.91%)	(14.18%)	(1.83%)	(1.14%)	(12.32%)	(0.73%)	(0.18%)	(12.22%)	(0.60%)	(0.64%)	Oct. 16, 2017	(11.21%)	2.10%	2.45%	May 18, 2017	(16.62%)	0.44%	0.92%	May 18, 2017	(18.55%)	(1.84%)	(1.35%)	May 18, 2017	(9.80%)	0.57%	(0.21%)	May 18, 2017	(12.43%)	1.91%	2.26%	May 18, 2017	(12.39%)	1.90%	2.26%	May 18, 2017	(19.97%)	0.67%	4.53%	Jan. 10, 2017	(30.17%)	(2.34%)	2.15%	Jan. 10, 2017	(31.85%)	(3.97%)	0.72%	Jan. 10, 2017	(16.68%)	(1.83%)	1.60%	Jan. 10, 2017	(27.11%)	(1.91%)	2.39%	Jan. 10, 2017	(25.61%)	(0.78%)	3.56%	Jan. 10, 2017	(25.63%)	(0.78%)	3.55%	Jan. 10, 2017	(25.91%)	(1.16%)	3.17%	Jan. 10, 2017	(14.69%)	1.52%	4.60%	Oct. 01, 2015	(18.36%)	5.23%	8.54%	Oct. 01, 2015	(11.22%)	2.12%	4.46%	Oct. 01, 2015	(17.13%)	1.14%	3.19%	Oct. 01, 2015	(19.12%)	(0.88%)	1.41%	Oct. 01, 2015	(9.14%)	0.27%	1.91%	Oct. 01, 2015	(13.58%)	1.57%	3.26%	Oct. 01, 2015	(11.64%)	2.79%	4.44%	Oct. 01, 2015	(11.68%)	2.83%	4.50%	Oct. 01, 2015	(12.05%)	2.40%	4.09%	Oct. 01, 2015	(13.01%)	0.02%	0.77%	Oct. 01, 2015	(14.16%)	0.06%	1.40%	Oct. 01, 2015	(15.70%)	(1.71%)	(0.35%)	Oct. 01, 2015	(8.37%)	(0.66%)	0.33%	Oct. 01, 2015	(11.74%)	0.48%	1.47%	Oct. 01, 2015	(9.78%)	1.64%	2.61%	Oct. 01, 2015	(9.77%)	1.66%	2.62%	Oct. 01, 2015	(10.13%)	1.27%	2.26%	Oct. 01, 2015	(7.37%)	0.71%	1.19%	Jan. 04, 2016	(14.07%)	(1.73%)	(0.80%)	Jan. 04, 2016	(17.01%)	(3.21%)	(2.03%)	Jan. 04, 2016	(8.31%)	(1.85%)	(1.06%)	Jan. 04, 2016	(11.49%)	(1.28%)	(0.66%)	Jan. 04, 2016	(9.69%)	(0.31%)	0.30%	Jan. 04, 2016	(9.51%)	(0.17%)	0.43%	Jan. 04, 2016	(7.54%)	6.67%	7.74%	Apr. 20, 2017	(6.21%)	9.84%	11.38%	Apr. 20, 2017	(8.72%)	8.57%	10.13%	Apr. 20, 2017	(22.58%)	3.99%	6.02%	Apr. 20, 2017	4.71%	6.60%	7.94%	Apr. 20, 2017	(5.95%)	9.41%	10.92%	Apr. 20, 2017	(5.94%)	9.42%	10.93%	Apr. 20, 2017	(6.60%)	8.62%	10.11%	Apr. 20, 2017